Consolidated Statements of Equity - USD ($) shares in Thousands, $ in Thousands	Total	Net Parent Investment	Member's Equity	Preferred Stock	Common Stock	Additional paid-in capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2016	$ 23,320	$ 23,165	$ 0	$ 0	$ 0	$ 0	$ 0	$ 155
Beginning balance (in shares) at Dec. 31, 2016			0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(138,187)	(138,187)
Other comprehensive loss	(21)							(21)
Net transfer from Parent Company	137,955	137,955
Ending Balance at Dec. 31, 2017	23,067	22,933	$ 0	$ 0	$ 0	0	0	134
Ending balance (in shares) at Dec. 31, 2017			0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(138,139)	(138,139)
Other comprehensive loss	(52)							(52)
Net transfer from Parent Company	156,683	156,683
Ending Balance at Dec. 31, 2018	41,559	41,477	$ 0	$ 0	$ 0	0	0	82
Ending balance (in shares) at Dec. 31, 2018			0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(210,935)	(89,258)					(121,677)
Other comprehensive loss	(23)							(23)
Net transfer from Parent Company	106,119	106,119
Contributions from Parent Company	56,310		$ 56,310
Conversion from net parent investment into members' equity	0	(58,338)	$ 58,338
Conversion from net parent investment into members' equity (in shares)			100
Conversion of members' equity into common stock (in shares)			(100)		114,790,438
Conversion of members' equity into common stock	0		$ (114,648)		$ 12	114,636
Stock-based compensation	2,535					2,535
Issuance of common stock, net of costs (in shares)					1,924,402
Issuance of common stock, net of costs	20,000					20,000
Effect of reverse recapitalization, net of costs (in shares)					79,286,198
Effect of reverse recapitalization, net of costs	451,995				$ 8	451,987
Ending Balance at Dec. 31, 2019	$ 467,560	$ 0	$ 0	$ 0	$ 20	$ 589,158	$ (121,677)	$ 59
Ending balance (in shares) at Dec. 31, 2019			0	0	196,001,038